Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Starwood Mortgage Capital LLC

605 Third Avenue, 38th floor

New York, New York 10158

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to the proposed offering of certain classes of PKHL Commercial Mortgage Trust 2021-MF, Commercial Mortgage Pass-Through Certificates, Series 2021-MF. The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

Starwood Mortgage Capital LLC (the “Company”) has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, BMO Capital Markets Corp., BMO Commercial Mortgage Securities LLC and Bank of Montreal (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes, This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 29, 2021, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing 1 mortgage loan contributed by Starwood Mortgage Capital LLC (“Starwood”) and Bank of Montreal (“BMO” together with Starwood, collectively, the “Mortgage Loan Seller”) that is secured by 2 mortgaged properties (the “Mortgage Loan”).

From June 23, 2021 through June 29, 2021, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

Member of Deloitte Touche Tohmatsu Limited

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only – not applicable,” “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

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Yours truly,

/s/ Deloitte & Touche LLP

June 29, 2021

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Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

The phase I environmental reports (the “Phase I Report”); and

Electronic asset summary report file, underwritten rent rolls and underwritten property cash flows (collectively, “ASR”).

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No.	Characteristic	Source Document
1	Property ID	None - Mortgage Loan Seller Provided
2	Property Rank	None - Mortgage Loan Seller Provided
3	Property Name	Identification purposes only – not applicable
4	Property Type	Appraisal Report
5	Property Sub-Type	Appraisal Report
6	Address	Appraisal Report
7	City	Appraisal Report
8	State	Appraisal Report
9	Zip	Appraisal Report
10	Market	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	Total Units	ASR
14	Unit of Measure	Appraisal Report
15	Occupancy (%)	ASR
16	Occupancy Date	ASR
17	Ownership Interest	None - Mortgage Loan Seller Provided
18	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
19	Mortgage Loan Cut-off Date Balance per Unit	Refer to calculation procedures
20	% of Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
21	Mortgage Loan Maturity Date Balance	Refer to calculation procedures
22	Individual As-Is Appraised Value Date	Appraisal Report
23	Individual As-Is Appraised Value	Appraisal Report
24	Individual As-Is Appraised Value per Unit	Refer to calculation procedures
25	Individual As-Stabilized Appraised Value	Appraisal Report
26	Individual As-Stabilized Appraised Value Date	Appraisal Report
27	Individual As-Stabilized Appraised Value per Unit	Refer to calculation procedures
28	Engineering Report Provider	Engineering Report
29	Engineering Report Date	Engineering Report
30	Environmental Report Provider	Phase I Report
31	Environmental Report Date	Phase I Report
32	Phase II Required?	Phase I Report
33	Seismic Zone	Engineering Report
34	PML %	Engineering Report

No.	Characteristic	Source Document
35	Origination Date	None - Mortgage Loan Seller Provided
36	Assumed LIBOR	None - Mortgage Loan Seller Provided
37	Mortgage Loan Trust Margin	None - Mortgage Loan Seller Provided
38	LIBOR Floor	Loan Agreement
39	LIBOR Rounding Methodology	Loan Agreement
40	LIBOR Lookback days	Loan Agreement
41	LIBOR Cap Strike Price	Loan Agreement
42	LIBOR Cap Providor	None - Mortgage Loan Seller Provided
43	LIBOR Cap Expiration Date	None - Mortgage Loan Seller Provided
44	Interest Calculation (30/360 / Actual/360)	Loan Agreement
45	Amort Type	Loan Agreement
46	Mortgage Loan Monthly Debt Service Payment	Refer to calculation procedures
47	Mortgage Loan Annual Debt Service Payment	Refer to calculation procedures
48	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Refer to calculation procedures
49	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Refer to calculation procedures
50	Grace Period	Loan Agreement
51	First Loan Payment Date	Loan Agreement
52	Seasoning	Refer to calculation procedures
53	Original Term to Maturity (Months)	Refer to calculation procedures
54	Remaining Term to Maturity (Months)	Refer to calculation procedures
55	Original Amortization Term (Months)	Loan Agreement
56	Remaining Amortization Term (Months)	Loan Agreement
57	Original IO Term (Months)	Refer to calculation procedures
58	Remaining IO Term (Months)	Refer to calculation procedures
59	Initial Maturity Date	Loan Agreement
60	Floating Rate Component Extensions	Loan Agreement
61	Fully Extended Maturity Date	Loan Agreement
62	Lockbox	Loan Agreement
63	Cash Management Type	Loan Agreement
64	Cash Management Trigger	Loan Agreement
65	Administrative Fee Rate (%)	None - Mortgage Loan Seller Provided
66	Floating Rate Component Prepayment Provision	Loan Agreement
67	Partial Release Allowed?	Loan Agreement

No.	Characteristic	Source Document
68	Property Release Description	Loan Agreement
69	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Refer to calculation procedures
70	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Refer to calculation procedures
71	Mortgage Loan Cut-off Date LTV (As-Stabilized Value)	Refer to calculation procedures
72	Mortgage Loan Balloon LTV (As-Stabilized Value)	Refer to calculation procedures
73	Mortgage Loan As-Is UW NOI Debt Yield	Refer to calculation procedures
74	Mortgage Loan As-Is UW NCF Debt Yield	Refer to calculation procedures
75	Mortgage Loan As-Is UW NOI DSCR	Refer to calculation procedures
76	Mortgage Loan As-Is UW NCF DSCR	Refer to calculation procedures
77	Mortgage Loan UW NOI DSCR at LIBOR Cap	Refer to calculation procedures
78	Mortgage Loan UW NCF DSCR at LIBOR Cap	Refer to calculation procedures
79	Initial Tax Escrow	Loan Agreement
80	Ongoing Tax Escrow Monthly	Loan Agreement
81	Tax Escrow Springing Conditions	Loan Agreement
82	Initial Insurance Escrow	Loan Agreement
83	Ongoing Insurance Escrow Monthly	Loan Agreement
84	Insurance Escrow Springing Conditions	Loan Agreement
85	Initial Immediate Repairs Escrow	Loan Agreement
86	Initial Cap Ex Escrow	Loan Agreement
87	Ongoing Cap Ex Escrow Monthly	Loan Agreement
88	Cap Ex Escrow Springing Conditions	Loan Agreement
89	Initial Other Escrow	Loan Agreement
90	Ongoing Other Escrow Monthly	Loan Agreement
91	Ongoing Other Escrow Springing Condition	Loan Agreement
92	Other Escrow Description	Loan Agreement
93	Tenant Name	Not applicable
94	Lease Exp.	Not applicable
95	NRA	Not applicable
96	% of NRA	Not applicable
97	UW Base Rent	Not applicable
98	UW Gross Rent	Not applicable
99	Tenant Name	Not applicable
100	Lease Exp.	Not applicable
101	NRA	Not applicable
102	% of NRA	Not applicable
103	UW Base Rent	Not applicable

No.	Characteristic	Source Document
104	UW Gross Rent	Not applicable
105	Tenant Name	Not applicable
106	Lease Exp.	Not applicable
107	NRA	Not applicable
108	% of NRA	Not applicable
109	UW Base Rent	Not applicable
110	UW Gross Rent	Not applicable
Gross Potential Rent
111	April 2021 T-1	ASR
112	Budget	ASR
113	UW (In-Place)	ASR
Economic Vacancy, Credit Loss
114	April 2021 T-1	ASR
115	Budget	ASR
116	UW (In-Place)	ASR
EGI Before Other Income
117	April 2021 T-1	ASR
118	Budget	ASR
119	UW (In-Place)	ASR
Other Income
120	April 2021 T-1	ASR
121	Budget	ASR
122	UW (In-Place)	ASR
Effective Gross Income
123	April 2021 T-1	ASR
124	Budget	ASR
125	UW (In-Place)	ASR
General & Administrative
126	April 2021 T-1	ASR
127	Budget	ASR
128	UW (In-Place)	ASR
Repairs & Maintenance
129	April 2021 T-1	ASR
130	Budget	ASR
131	UW (In-Place)	ASR
Utilities
132	April 2021 T-1	ASR
133	Budget	ASR
134	UW (In-Place)	ASR

No.	Characteristic	Source Document
Insurance
135	April 2021 T-1	ASR
136	Budget	ASR
137	UW (In-Place)	ASR
Real Estate Taxes
138	April 2021 T-1	ASR
139	Budget	ASR
140	UW (In-Place)	ASR
Payroll & Benefits
141	April 2021 T-1	ASR
142	Budget	ASR
143	UW (In-Place)	ASR
Management Fee
144	April 2021 T-1	ASR
145	Budget	ASR
146	UW (In-Place)	ASR
Total Operating Expenses
147	April 2021 T-1	ASR
148	Budget	ASR
149	UW (In-Place)	ASR
Net Operating Income
150	April 2021 T-1	ASR
151	Budget	ASR
152	UW (In-Place)	ASR
Replacement Reserves
153	April 2021 T-1	ASR
154	Budget	ASR
155	UW (In-Place)	ASR
Net Cash Flow
156	April 2021 T-1	ASR
157	Budget	ASR
158	UW (In-Place)	ASR

Calculation Procedures

With respect to Characteristic 18, Mortgage Loan Cut-off Date Balance was set to equal the original balance of the Mortgage Loan (as set forth on the Loan Agreement).

With respect to Characteristic 19, we recomputed the Mortgage Loan Cut-off Date Balance per Unit by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) the sum of the Total Units for each mortgaged property of the Mortgage Loan.

With respect to Characteristic 20, we recomputed the % of Mortgage Loan Cut-off Date Balance by dividing the (i) Mortgage Loan Cut-off Date Balance of the Mortgage Loan by the (ii) Mortgage Loan Cut-off Date Balance of the Mortgage Loan.

With respect to Characteristic 21, the Mortgage Loan Maturity Date Balance was set to equal the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 24, we recomputed the Individual As-Is Appraised Value per Unit by dividing the (i) Individual As-Is Appraised Value of the Mortgage Loan by (ii) sum of Total Units for each mortgaged property of the Mortgage Loan.

With respect to Characteristic 27, we recomputed the Individual As-Stabilized Appraised Value per Unit by dividing the (i) Individual As-Stabilized Appraised Value of the Mortgage Loan by (ii) sum of Total Units for each mortgaged property of the Mortgage Loan.

With respect to Characteristic 46, we recomputed the Mortgage Loan Monthly Debt Service Payment by dividing (i) Mortgage Loan Annual Debt Service Payment by (ii) twelve.

With respect to Characteristic 47, we recomputed the Mortgage Loan Annual Debt Service Payment by multiplying (i) the Mortgage Loan Cut-off Date Balance, (ii) the sum of the (a) Assumed LIBOR and (b) Mortgage Loan Trust Margin and (iii) a fraction equal to 365/360.

With respect to Characteristic 48, we recomputed the Mortgage Loan Monthly Debt Service Payment at LIBOR Cap by dividing (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap by (ii) twelve.

With respect to Characteristic 49, we recomputed the Mortgage Loan Annual Debt Service Payment at LIBOR Cap by multiplying (i) the Mortgage Loan Cut-off Date Balance, (ii) the sum of the (a) Mortgage Loan Trust Margin and (b) LIBOR Cap Strike Price and (iii) a fraction equal to 365/360.

With respect to Characteristic 52, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of and the Due Date in July 2021 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 53, we recomputed the Original Term to Maturity (Months) by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 54, we recomputed the Remaining Term to Maturity (Months) by subtracting the (i) Seasoning from (ii) Original Term to Maturity (Months).

With respect to Characteristic 57, we recomputed the Original IO Term (Months) by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 58, we recomputed the Remaining IO Term (Months) by subtracting the (i) Seasoning from (ii) Original IO Term (Months) (but to not less than zero).

With respect to Characteristic 69, we recomputed the Mortgage Loan Cut-off Date LTV (Aggregate As-is Values) by dividing the (i) Mortgage Loan Cut-off Date Balance by the (ii) Individual As-Is Appraised Value of the Mortgage Loan.

With respect to Characteristic 70, we recomputed the Mortgage Loan Balloon LTV (Aggregate As-is Values) by dividing the (i) Mortgage Loan Maturity Date Balance by the (ii) Individual As-Is Appraised Value of the Mortgage Loan.

With respect to Characteristic 71, we recomputed the Mortgage Loan Cut-off Date LTV (As-Stabilized Value) by dividing the (i) Mortgage Loan Cut-off Date Balance by the (ii) Individual As-Stabilized Appraised Value of the Mortgage Loan.

With respect to Characteristic 72, we recomputed the Mortgage Loan Balloon LTV (As-Stabilized Value) by dividing the (i) Mortgage Loan Maturity Date Balance by the (ii) Individual As-Stabilized Appraised Value of the Mortgage Loan.

With respect to Characteristic 73, we recomputed the Mortgage Loan As-Is UW NOI Debt Yield by dividing the (i) Net Operating Income UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 74, we recomputed the Mortgage Loan As-Is UW NCF Debt Yield by dividing the (i) Net Cash Flow UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 75, we recomputed the Mortgage Loan As-Is UW NOI DSCR by dividing the (i) Net Operating Income UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Annual Debt Service Payment.

With respect to Characteristic 76, we recomputed the Mortgage Loan As-Is UW NCF DSCR by dividing the (i) Net Cash Flow UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Annual Debt Service Payment.

With respect to Characteristic 77, we recomputed the Mortgage Loan UW NOI DSCR at LIBOR Cap by dividing the (i) Net Operating Income UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

With respect to Characteristic 78, we recomputed the Mortgage Loan UW NCF DSCR at LIBOR Cap by dividing the (i) Net Cash Flow UW (In-Place) of the Mortgage Loan by the (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.